Significant Accounting Policies - Schedule of Changes in Allowance for Expected Credit Losses For Trade Accounts Receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 29, 2024
Schedule of Changes in Allowance for Expected Credit Losses For Trade Accounts Receivable [Abstract]
Balance at beginning	$ 0	$ 66,775	$ 66,775
Provision	2,424	0
Write-offs			$ (66,775)
Balance at ending	$ 2,424	$ 0